Stradley Ronon Stevens & Young, LLP 191 N. Wacker Drive, Suite 1601 Chicago, IL 60606 Telephone 312-964-3500 Fax 312-964-3501 www.stradley.com

November 16, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Nuveen High Income 2023 Target Term Fund

Ladies and Gentlemen:

On behalf of the Nuveen High Income 2023 Target Term Fund (the “Fund”), we are transmitting for electronic filing pre-effective amendment No. 4 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

Please note that before the Fund’s Registration Statement becomes effective under the Securities Act, the Fund will file an amendment containing all exhibits.

On behalf of the Fund, we hereby confirm supplementally that:

(1)

the information with respect to the aggregate public offering price, number of shares to be sold in the offering, underwriting syndicate, underwriting discounts and commissions, amount of proceeds and other items dependent upon the offering price, which information has been omitted from the Fund’s Registration Statement on Form N-2 in accordance with Rule 430A under the Securities Act, shall be included in a definitive prospectus filed by the Fund pursuant to Rule 497 within 15 business days after the effective date of the Registration Statement; and

(2)

the Fund will include as exhibits to a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act the final versions of the agreements filed as “form of” exhibits to the Registration Statement.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 964-3502 or Martha Frabizio at (312) 964-3509 with any question or comments concerning these materials.

Very truly yours,
/s/ David P. Glatz
David P. Glatz

Copies to:	E. Fess (w/encl.) D. Wohl (w/encl.)
G. Zimmerman (w/encl.)